MARKET RISK BENEFITS - Changes in the Market Risk Benefits for Deferred Variable Annuities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Roll Forward]
Balance, beginning of the period (“BOP”)	$ 0
Benefit payments	15	$ 0	$ 0
Balance, end of the period (“EOP”)	1	0
Net amount at risk	10	0
GMxB Core
Market Risk Benefit [Roll Forward]
Net amount at risk	9	0
GMxB Core | Individual Retirement
Market Risk Benefit [Roll Forward]
Balance, beginning of the period (“BOP”)	0	0
Balance BOP before changes in the instrument specific credit risk	1	0
Model changes and effect of changes in cash flow assumptions	0	0
Actual market movement effect	13	(1)
Interest accrual	0	0
Attributed fees accrued	4	0
Benefit payments	0	0
Actual policyholder behavior different from expected behavior	5	1
Changes in future economic assumptions	(31)	0
Issuances	0	1
Balance EOP before changes in the instrument-specific credit risk	(8)	1	0
Market risk benefits - instrument-specific credit risk component	(1)	(1)
Balance, end of the period (“EOP”)	$ (9)	$ 0	$ 0
Weighted-average age of policyholders (years)	61 years	59 years 4 months 24 days
Net amount at risk	$ 13	$ 0